Participations in Group Companies (Tables) - Parent Company	12 Months Ended
Dec. 31, 2020
Group Companies
Schedule of cost of the period

	December 31,
	2020	2019
Cost at opening balance	5,371	5,924
Acquisition for the year	295,158	1
Shareholders’ contributions	0	350
Liquidation	(1,531)	—
Reclassification by merger	0	(904)
Cost at closing balance	298,998	5,371

Impairment at opening balance	(5,270)	(2,435)
Reversal of write-downs	1,531	—
Impairment for the year	0	(3,739)
Reclassification by merger	0	904
Impairment at closing balance	(3,739)	(5,270)

Net book value	295,259	101

Schedule of Corporate Registration Number Registered office

	December 31,
Company / Corporate Registration Number / Registered office	2020	2019
Nefecon AB, 556604-9069, Stockholm
Share of equity	100%	100%
Share of voting power	100%	100%
Number of participation rights	1,000	1,000
Net book value	100	100

Calliditas Therapeutics Inc., 83-4094951, USA
Share of equity	100%	100%
Share of voting power	100%	100%
Number of participation rights	1,000	1,000
Net book value	1	1

Genkyotex SA, 439 489 022, France
Share of equity	86%	—
Share of voting power	86%	—
Number of participation rights	10,121,676	—
Net book value	295,158	—